Capital and Reserves - Summary of Options Outstanding (Details)	12 Months Ended
	Dec. 31, 2017 shares $ / shares	Dec. 31, 2016 shares $ / shares
Capital commitments [abstract]
Number of options, beginning balance | shares	15,861,131	9,755,600
Number of options, granted | shares	5,808,000	6,806,000
Number of options, expired | shares	(508,100)	(27,000)
Number of options, exercised | shares	(1,277,200)	(548,869)
Number of options, forfeited | shares	(36,400)	(38,000)
Number of options, cancelled | shares		(86,600)
Number of options, ending balance | shares	19,847,431	15,861,131
Weighted average exercise price, beginning balance | $ / shares	$ 0.92	$ 1.27
Weighted average exercise price, granted | $ / shares	1.75	0.49
Weighted average exercise price, expired | $ / shares	2.88	15.44
Weighted average exercise price, exercised | $ / shares	1.38	0.92
Weighted average exercise price, forfeited | $ / shares	0.89	0.50
Weighted average exercise price, cancelled | $ / shares		1.40
Weighted average exercise price, ending balance | $ / shares	$ 1.08	$ 0.92